Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss for the year	$ (208,993)	$ (48,820)	$ (125,036)
Items not involving cash:
Interest expense on loan and convertible debentures	34,531	36,109	36,158
Share-based payment	91,688	0	0
Loss/(Gain) on debt settlement	0	(53,371)	0
Total items not involving cash	(82,774)	(66,082)	(88,878)
Changes in non-cash working capital (note 11)	15,402	(29,263)	53,176
Cash used in operating activities	(67,372)	(95,345)	(35,702)
Investing Activities
Purchase of mineral property interest	(5,510)	(44,991)	(53,001)
Cash used in investing activities	(5,510)	(44,991)	(53,001)
Financing Activities
Private placement, net of share issue costs	144,500	200,000	48,000
Share issue cost	0	0	0
Repayment of loan payable	(30,000)	0	0
Proceed from related party loan	0	0	64,200
Repayment of loan from related party	0	(41,482)	(24,986)
Cash provided by financing activities	114,500	158,518	87,214
Net increase (decrease) in cash	41,618	18,182	(1,489)
Cash, beginning	18,304	122	1,611
Cash, ending	$ 59,922	$ 18,304	$ 122